Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	7,500,000	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	25,000,000	25,000,000
Common stock, issued	13,933,784	5,000,000
Common stock, outstanding	13,933,784	5,000,000
Series A Cumulative Convertible Redeemable Preferred
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	505,000	500,000
Preferred stock, issued	502,327	301,570
Preferred stock, outstanding	502,327	301,570